Net Loss Per Share (Tables) - Rigetti Computing, Inc	3 Months Ended
Mar. 31, 2022
Schedule of Earnings Per Share Basic Aand Diluted
The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months ended March 31, 2022, and 2021 (in thousands, except for share and per share data):

	Three Months Ended March 31,
	2022	2021
Net Loss	$(10,470)	$(7,787)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	53,691,948	21,847,581
Loss per share for Class A Common Stock
— Basic	$(0.20)	$(0.36)
— Diluted	$(0.20)	$(0.36)

Schedule of Antidilutive Securities Excluded From Computation of Earnings
The Company excluded the following weighted average potential common shares from the computation of diluted net loss per share for the three months ended March 31, 2022 and March 31, 2021:

	March 31,
	2022	2021
Convertible Series C-1 Preferred Stock (2)	—	23,218,418
Convertible Series C Preferred Stock (2)	—	54,478,261
Common Stock Warrants (2)(3)	14,959,214	1,890,522
Stock Options (2)	10,114,849	13,185,484
Restricted Stock Units(1)	9,077,015	—

	34,151,078	92,772,685

(1)
The number of outstanding shares as of March 31, 2022 includes 952,127 shares of vested RSUs because the Company has not met all the condition to issue the underlying common stocks as of March 31, 2022. Common stock underlying the vested RSUs will not be issued until the related registration statement becomes effective.

(2)	The number of outstanding shares as of March 31, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(3)	The number of outstanding shares as of March 31, 2022 and March 31, 2021 does not include 1,608,359 shares of Unvested Customer Warrants.